Summary Prospectus Supplement	February 3, 2014

Putnam Money Market Fund

Summary Prospectus dated January 30, 2014

The fund symbols on the cover page are deleted in their entirety and replaced with the following:

Class A	Class B	Class C	Class M	Class R	Class T

PDDXX	PTBXX	PFCXX	PTMXX	PURXX	PMMXX

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